Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Entity Central Index Key	0000828475
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 21, 2023
Document Effective Date	May 01, 2023
Prospectus Date	May 01, 2023
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class A
Prospectus:
Trading Symbol	DRNJX
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class C
Prospectus:
Trading Symbol	DCNJX
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class Z
Prospectus:
Trading Symbol	DZNJX
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class I
Prospectus:
Trading Symbol	DNMIX
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class Y
Prospectus:
Trading Symbol	DNJYX